Related party disclosure - Additional Information (Detail) ₨ in Millions				12 Months Ended
	Mar. 31, 2021 INR (₨) Entities	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨) Entities
Statement [Line Items]
Number of joint ventures | Entities	4			4
Financial guarantee, related party transactions	₨ 0			₨ 0
Loss allowance on financial guarantee, related party transactions				0
Key Managerial Personnel (KMP)
Statement [Line Items]
Key management personnel compensation, short term employment benefits	153	₨ 219	₨ 198
Key management personnel compensation, share based payment	152	179	241
Key management personnel compensation, gratuity and leave encashment expense	13	₨ 15	₨ 17
Wisemore Advisory Private Limited
Statement [Line Items]
Financial guarantee, related party transactions	4,900			₨ 4,900
Term of guarantee				7 months
Financial guarantee at fair value, related party transactions	₨ 121			₨ 121
Amortization of financial guarantee, related party transactions				43
Provision of guarantees, related party transactions				₨ 78